Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-Based Compensation [Line Items]
Number of ordinary shares	41,240,618
Unrecognized compensation costs	$ 922
Weighted-average recognition period	1 year 9 months 7 days
Weighted-average fair value of options	$ 511,925
Vested shares	2.41
Total intrinsic value	$ 523	$ 358
Stock Incentive Plans [Member]
Stock-Based Compensation [Line Items]
Number of ordinary shares		35,874,244
Stock Options [Member]
Stock-Based Compensation [Line Items]
Number of outstanding options not yet vested	741,771
Unrecognized compensation costs	$ 776
Weighted-average recognition period	2 years 18 days
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Weighted-average recognition period	2 years 7 months 24 days
Unrecognized compensation cost related to unvested RSUs	$ 27,522
RSU's granted	4,518,634
Restricted Stock Units (RSUs) [Member] | Related Party [Member]
Stock-Based Compensation [Line Items]
RSU's granted	549,654